UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, Tennessee	38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end:  04/30/2010

Date of reporting period: 10/31/2009

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended October 31, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

中国

THE USX CHINA FUND

SEMI-ANNUAL REPORT

October 31, 2009

For additional information call Toll Free: (877) -CHINA35
(877) - 244-6235

Parr Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 05/01/09 through 10/31/09.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended October 31, 2009

Actual Fund Return (in parentheses)	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Expenses Paid During Period*

The USX China Fund Class A (78.59%)	$1,000.00	$1,785.90	$14.04
The USX China Fund Class C (77.78%)	1,000.00	1,777.80	21.00

Hypothetical 5% Fund Return	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Expenses Paid During Period*

The USX China Fund Class A	$1,000.00	$1,015.12	$10.16
The USX China Fund Class C	1,000.00	1,010.08	15.20

*Expenses are equal to the Fund’s expense ratios of 2.00% and 3.00 % for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235.  Please read it carefully before you invest or send money.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2009 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (90.77%)	Shares	Fair Value

ADVERTISING (1.45%)
China MediaExpress Holdings, Inc. *	2,000	$18,300
ChinaNet Online Holdings, Inc. *	33,000	148,500
SearchMedia Holdings Ltd. *	12,700	105,410
		272,210

APPAREL (0.23%)
Exceed Co. Ltd. *	4,300	43,344

BIOTECHNOLOGY (5.79%)
China-Biotics, Inc. *	42,000	487,200
Origin Agritech Ltd. *	6,000	27,960
Yongye International, Inc. *	65,000	567,450
		1,082,610

BUILDING MATERIALS (5.03%)
China Architectural Engineering, Inc. *	15,100	20,234
China GengSheng Minerals, Inc. *	300,000	531,000
China Infrastructure Construction Corp. (Acquired 09/30/2009, Cost $390,000) * F	100,000	390,000
		941,234

CHEMICALS (5.39%)
Changda International Holdings, Inc. *	30,500	38,430
China Green Agriculture, Inc. *	21,000	231,420
China XD Plastics Co. Ltd. *	30,000	198,900
Gulf Resources, Inc. *	58,700	540,040
		1,008,790

COMMERCIAL SERVICES (3.05%)
China Real Estate Information Corp. - ADR *	8,000	101,680
NF Energy Saving Corp. of America *	54,000	204,120
NF Energy Saving Corp. of America (Acquired 10/27/2009, Cost $265,418) * F	81,667	265,418
		571,218

COMPUTERS & COMPUTER SERVICES (0.24%)
PacificNet, Inc. *	522,500	44,413

ELECTRICAL COMPONENTS & EQUIPMENT (7.31%)
Advanced Battery Technologies, Inc. *	65,000	218,400
China 3C Group *	208,500	125,267
China Ritar Power Corp. *	55,200	267,720
Harbin Electric, Inc. *	45,000	716,850
Lihua International, Inc. *	5,500	38,445
		1,366,682

ENERGY - ALTERNATE SOURCES (1.53%)
China Integrated Energy, Inc. *	18,500	106,375
China Solar & Clean Energy Solutions, Inc. *	349,000	139,600
Gushan Environmental Energy Ltd. - ADR	30,000	41,100
		287,075

ENVIRONMENTAL CONTROL (3.34%)
RINO International Corp. *	32,000	624,640

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2009 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (90.77%) (continued)	Shares	Fair Value

FOOD & BEVERAGE (17.98%)
American Lorain Corp. *	11,000	$28,600
American Lorain Corp. (Acquired 10/29/2009, Cost $96,000) * F	40,000	100,000
China Marine Food Group Ltd. *	82,000	369,000
China Nutrifruit Group Ltd. *	40,000	130,800
Emerald Acquisition Corp. (Acquired 10/15/2009, Cost $150,000) * F	50,000	150,000
Emerald Dairy, Inc. *	106,500	175,725
Heckmann Corp. *	15,400	65,604
HQ Sustainable Maritime Industries, Inc. *	65,000	492,050
New Dragon Asia Corp. *	200,000	24,000
SkyPeople Fruit Juice, Inc. *	90,000	249,300
Yanglin Soybean, Inc. *	26,000	78,000
Yuhe International, Inc. *	101,000	636,300
Zhongpin, Inc. *	65,000	865,150
		3,364,529

FOREST PRODUCTS & PAPER (0.44%)
Orient Paper, Inc. *	60,500	81,675

INTERNET (1.04%)
China INSOnline Corp. *	150,516	155,031
Moqizone Holding Corp. *	5,019	38,897
		193,928

IRON & STEEL (0.50%)
General Steel Holdings, Inc. *	25,000	93,000

MACHINERY DIVERSIFIED (4.91%)
China Valves Technology, Inc. *	60,500	514,250
Hollysys Automation Technologies Ltd. *	40,000	384,800
Wuhan General Group China, Inc. *	10,441	19,420
		918,470

MEDIA (1.25%)
Xinhua Sports & Entertainment Ltd. - ADR *	200,000	234,000

MINING (0.28%)
Silvercorp Metals, Inc.	10,000	51,800

OIL & GAS (3.56%)
China North East Petroleum Holdings Ltd. *	100,000	456,000
WSP Holdings Ltd. - ADR	50,000	210,000
		666,000

PHARMACEUTICALS (10.78%)
Benda Pharmaceutical, Inc. *	926,577	32,430
Biostar Pharmaceuticals, Inc. *	100,000	233,000
China Sky One Medical, Inc. *	40,000	474,800
Shengtai Pharmaceutical, Inc. *	601,700	493,214
Skystar Bio-Pharmaceutical Co. Ltd. *	25,500	425,850
Tianyin Pharmaceutical Co., Inc.	100,000	358,000
		2,017,294

PIPELINES (0.63%)
China Natural Gas, Inc. *	10,000	117,500

RETAIL (0.70%)
China Auto Logistics, Inc. *	32,000	131,840

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2009 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (90.77%) (continued)		Shares	Fair Value

SEMICONDUCTORS (0.39%)
Renesola Ltd. - ADR *		20,000	$73,600

SOFTWARE (10.56%)
China Information Security Technology, Inc. *		125,000	800,000
China TransInfo Technology Corp. *		40,000	278,800
SinoHub, Inc. *		102,000	499,800
Yucheng Technologies Ltd. *		55,000	396,000
			1,974,600
TELECOMMUNICATIONS (4.39%)
Zoom Technologies, Inc. (Acquired 10/02/2009, Cost $233,364) * F		58,341	291,705
Zoom Technologies, Inc. (Acquired 10/02/2009, Cost $236,636) * F		59,159	236,636
ZST Digital Networks, Inc. *		50,000	292,500
			820,841

TOTAL COMMON STOCK (Cost $17,227,446)			16,981,293

PREFERRED STOCK - (5.17%)

ADVERTISING (0.86%)
ChinaNet Online Holdings, Inc. (Acquired 08/20/2009, Cost $100,000) * F		40,000	160,000

FOOD & BEVERAGE (1.68%)
China Nutrifruit Group Ltd. (Acquired 10/07/2009, Cost $330,000) * F		10,000	315,000

INTERNET (1.56%)
MoqiZone Holdings Corp. (Acquired 05/21/2009, Cost $70,000) F		70	291,660

INVESTMENT COMPANIES (1.07%)
Longwei Petroleum Investment Holding Ltd. (Acquired 10/20/2009, Cost $200,200) * F		182,000	200,200

TOTAL PREFERRED STOCK (Cost $700,200)			966,860

	Expiration Date -
WARRANTS - (3.18%)	Exercise Price
American Lorain Corp. A (Acquired 10/29/2009, Cost $0) * F	10/29/14 - $ 3.70	14,000	-
American Lorain Corp. B (Acquired 10/29/2009, Cost $0) * F	04/29/12 - $ 3.70	4,000	-
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China North East Petroleum Holdings Ltd. *	03/08/12 - $ 6.00	8,000	-
China Nutrifruit Group Ltd. (Acquired 10/07/2009, Cost $0) * F	10/07/13 - $ 3.30	25,000	-
China Pharma Holdings, Inc. *	02/01/10 - $ 2.38	400,000	124,000
China Ritar Power Corp. *	02/21/10 - $ 2.78	9,345	19,344
ChinaNet Online Holdings, Inc. A (Acquired 08/20/2009, Cost $0) * F	08/24/12 - $ 3.00	20,000	20,000
ChinaNet Online Holdings, Inc. B (Acquired 08/20/2009, Cost $0) * F	08/24/14 - $ 3.75	20,000	5,000
Emerald Acquisition Corp. (Acquired 10/15/2009, Cost $0) * F	N/A	25,000	-
Longwei Petroleum Investment Holding Ltd. (Acquired 10/20/2009, Cost $0) * F	10/21/12 - $ 2.25	182,000	-
MoqiZone Holdings Corp. A (Acquired 08/24/2009, Cost $0) * F	08/31/12 - $ 2.50	19,445	97,220
MoqiZone Holdings Corp. B (Acquired 08/24/2009, Cost $0) * F	08/31/12 - $ 3.00	19,445	87,498
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoHub, Inc. A *	09/08/11 - $ 2.15	50,000	137,500
SinoHub, Inc. B *	09/08/13 - $ 3.00	50,000	95,000
SmartHeat, Inc. *	08/22/11 - $ 6.00	20,000	8,820
Wuhan General Group China, Inc. *	02/08/12 - $ 2.563	180,000	-
Zoom Technologies, Inc. A (Acquired 10/02/2009, Cost $0) * F	10/15/14 - $ 6.00	29,171	-
Zoom Technologies, Inc. B (Acquired 10/02/2009, Cost $0) * F	12/15/09 - $ 0.00	59,159	-
Zoom Technologies, Inc. C (Acquired 10/02/2009, Cost $0) * F	11/17/14 - $ 6.00	29,580	-

TOTAL WARRANTS (Cost $103,267)			594,382

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
SHORT TERM INVESTMENTS (3.05%)
Fifth Third Institutional Money Market Fund, 0.14% ** (Cost $571,384)	571,384	$571,384

TOTAL INVESTMENTS (Cost $18,602,297) - 102.17%		$19,113,919
LIABILITIES IN EXCESS OF OTHER ASSETS NET - (2.17%)		(406,652)
NET ASSETS - 100%		$18,707,267

*	Non-income producing security.
**	Rate shown represents the rate at October 31, 2009, is subject to change and resets daily.
ADR	American Depositary Receipt.
F
This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such securities at October 31, 2009 is $2,610,337 which represents 13.95% of total net assets. The sale of such securities is restricted until certain regulatory filings are approved.  For details relating to each fair valued security please see Note 1.

The Fund's top five holdings as of October 31, 2009 were as follows1:

Holding	Percentage
1. Zhongpin, Inc.	4.53%
2. China Information Security Technology, Inc.	4.19%
3. SinoHub, Inc. *	3.83%
4. Harbin Electric, Inc.	3.75%
5. Yuhe International, Inc.	3.33%
* Percentage represents both common stock & warrant holdings.

As of October 31, 2009 the industry areas of the Fund's portfolio reflected domestic companies with the following weightings1:
Industry Category	Percentage	Industry Category	Percentage
1. Advertising	2.45%	14. Investment Companies	1.07%
2. Apparel	0.23%	15. Iron & Steel	0.50%
3. Biotechnology	5.79%	16. Machinery - Diversified	4.91%
4. Building Materials	5.03%	17. Media	1.25%
5. Chemicals	5.39%	18. Mining	0.28%
6. Commercial Services	3.05%	19. Oil & Gas	3.56%
7. Computers & Computer Services	0.24%	20. Pharmaceuticals	11.44%
8. Electrical Components & Equipment	7.46%	21. Pipelines	0.63%
9. Energy - Alternate Sources	1.53%	22. Retail	0.70%
10. Environmental Control	3.34%	23. Semiconductors	0.39%
11. Food & Beverage	19.66%	24. Software	11.81%
12. Forest Products & Paper	0.44%	25. Telecommunications	4.39%
13. Internet	3.59%		99.13%
1The percentages in the above tables are based on market value of the Fund's portfolio as of October 31, 2009 and are subject to change.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF ASSETS AND LIABILITIES - October 31, 2009 (Unaudited)	SEMI-ANNUAL REPORT

The USX China Fund
Assets:
Investments, at fair value (cost: $18,602,297)	$19,113,919
Receivables:
Investments sold	639
Dividends and interest	4,000
Prepaid expenses	38,421
Total assets	19,156,979

Liabilities:
Payables:
Investments purchased	404,033
Capital shares redeemed	700
Distribution fees	2,088
Due to Administrator	7,320
Due to Advisor	10,139
Other liabilities and accrued expenses	25,432
Total liabilities	449,712
Net Assets	$18,707,267

Net Assets consist of:
Common stock	$2,005
Additional paid-in capital	26,738,331
Undistributed net investment loss	(133,250)
Accumulated realized loss on investments	(8,411,441)
Net unrealized appreciation on investments	511,622

Total Net Assets (2,005,974 shares outstanding; unlimited shares of $0.001 par value
authorized)	$18,707,267

Class A shares:
Net Assets applicable to 1,882,180 shares outstanding	$17,578,570
Net Asset Value per share	$9.34

Offering price per share Class A *	$9.78

Minimum redemption price per share Class A **	$9.29

Class C shares:
Net Assets applicable to 123,794 shares outstanding	$1,128,697
Net Asset Value and offering price per share	$9.12

Minimum redemption price per share Class C ***	$9.03

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge ("CDSC") if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

The USX China Fund

For the Six-Month Period Ended October 31, 2009
(Unaudited)
Investment income:
Dividends (net of $28 foreign tax withheld)	$24,173
Interest	615
Total investment income	24,788

Expenses:
Investment advisory fees	95,894
Distribution fees - Class A	18,023
Distribution fees - Class C	4,608
Accounting and transfer agent fees	37,823
Insurance fees	18,348
Custody fees	12,707
Registration fees	12,576
Legal fees	12,098
Audit fees	10,432
Compliance officer compensation	9,075
Miscellaneous	6,851
Out of pocket expenses	5,727
Pricing fees	2,154
Printing fees	1,133
Trustee fees	778
Total expenses	248,227
Less: fees waived and expenses absorbed	(72,166)
Less: distribution fees - Class A waived	(18,023)
Net expenses	158,038

Net investment loss	(133,250)

Realized and unrealized gain on investments:
Net realized gain on investments	2,708,874
Net change in unrealized appreciation on investments	5,447,077
Net gain on investments	8,155,951

Net increase in net assets resulting from operations	$8,022,701

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	The USX China Fund

	For the Six-Month Period Ended October 31, 2009	For the Year Ended April 30, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(133,250)	$(407,019)
Net realized gain (loss) on investments	2,708,874	(10,902,277)
Net change in unrealized appreication (depreciation) on investments	5,447,077	(4,862,529)
Net increase (decrease) in net assets resulting from operations	8,022,701	(16,171,825)

Distributions to shareholders from:
Net realized gain	-	(1,550,358)

Decrease in net assets from capital share transactions (Note 2)	(870,713)	(4,550,057)

Total increase (decrease) in net assets	7,151,988	(22,272,240)

Net Assets:
Beginning of period	$11,555,279	$33,827,519

End of period	$18,707,267	$11,555,279

Undistributed net investment loss	$(133,250)	$-

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	The USX China Fund
	Class A *

	For the Six-Month Period Ended October 31, 2009 (Unaudited)		For the Year Ended April 30, 2009	For the Year Ended April 30, 2008	For the Year Ended April 30, 2007	For the Period September 23, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$5.23		$13.07	$14.62	$12.03	$10.10

Investment Operations:
Net investment income (loss) (a)	(0.06)		(0.16)	(0.23)	(0.15)	0.01
Net realized and unrealized gain (loss) on investments	4.17		(6.95)	1.02	2.80	1.92
Total from investment operations	4.11		(7.11)	0.79	2.65	1.93

Distributions:
From net realized capital gain	-		(0.73)	(2.34)	(0.06)	-
Total distributions	-		(0.73)	(2.34)	(0.06)	-

Net Asset Value, End of Period	$9.34		$5.23	$13.07	$14.62	$12.03

Total Return (c)	78.59%	(b)	(54.41)%	1.83%	22.09%	19.11%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$17,578		$10,928	$31,650	$32,054	$11,409

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.19%	1	3.08%	2.35%	2.80%	9.46%
After fees waived and expenses absorbed	2.00%	1	2.20%	2.25%	2.18%	1.99%	1

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.87)%	1	(2.92)%	(1.51)%	(1.80)%	(7.38)%	1
After fees waived and expenses absorbed	(1.68)%	1	(2.04)%	(1.41)%	(1.18)%	0.09%	1

Portfolio turnover rate	98.65%		81.83%	75.41%	40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
1	Annualized.
*	The USX China Fund Class A commenced operations on September 23, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	The USX China Fund
	Class C *

	For the Six-Month Period Ended October 31, 2009 (Unaudited)		For the Year Ended April 30, 2009	For the Year Ended April 30, 2008		For the Year Ended April 30, 2007	For the Period July 1, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$5.13		$12.94	$14.59		$12.01	$10.00

Investment Operations:
Net investment loss (a)	(0.10)		(0.24)	(0.35)		(0.26)	(0.10)
Net realized and unrealized gain (loss) on investments	4.09		(6.85)	1.04		2.80	2.11
Total from investment operations	3.99		(7.09)	0.69		2.54	2.01

Distributions:
From net realized capital gain	-		(0.73)	(2.34)		-	-
Total distributions	-		(0.73)	(2.34)		-	-

Paid-in capital from CDSC fees	-	(b)	0.01	-	(b)	0.04	-

Net Asset Value, End of Period	$9.12		$5.13	$12.94		$14.59	$12.01

Total Return (d)	77.78%	(c)	(54.74)%	1.12%		21.48%	20.10%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,129		$627	$2,177		$909	$202

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.94%	1	3.83%	3.10%		3.85%	7.94%	1
After fees waived and expenses absorbed	3.00%	1	3.00%	3.00%		3.00%	1.67%	1

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.62)%	1	(3.67)%	(2.26)%		(2.89)%	(7.40)%	1
After fees waived and expenses absorbed	(2.68)%	1	(2.84)%	(2.16)%		(2.04)%	(1.12)%	1

Portfolio turnover rate	98.65%		81.83%	75.41%		40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	CDSC fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
1	Annualized.
*	The USX China Fund Class C commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2009 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Parr Family of Funds, (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The sole series of shares of the Trust is The USX China Fund (the “Fund”).  The Fund is a non-diversified Fund.  As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies.  The Fund’s investment objective is long term growth of capital.  The Fund’s investment adviser is Parr Financial Group, LLC (“Parr” or the “Adviser”). The Fund was registered to offer two classes of shares, Class A and Class C shares.  The Class C shares commenced operations on July 1, 2005.  The Class A shares commenced operations on September 23, 2005.  Each class differs as to sales and redemption charges and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.  Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee and the Adviser, which, subject to the oversight of the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of October 31, 2009, twenty-two (22) securities were fair valued as determined by the Board of Trustees.

b)         Restricted Securities—The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  The investments in 40,000 shares and 18,000 warrants of American Lorain Corp., 100,000 shares of China Infrastructure Construction Corp., 10,000 shares and 25,000 warrants of China Nutrifruit Group Ltd., 40,000 shares and 40,000 warrants of ChinaNet Online Holdings, Inc., 50,000 shares and 25,000 warrants of Emerald Acquisition Corp., 81,667 shares of NF Energy Saving Corp. of America, 182,000 shares and 182,000 warrants of Longwei Petroleum Investment Holding Ltd., 70,000 shares and 38,888 warrants of MoqiZone Holdings Corp., 58,341 shares and 117,910 warrants of Zoom Technologies, Inc. were initiated by the Adviser as a private placement offering.  Other clients of the Adviser can also participate in private placements.  The securities that are part of the private placement offerings are restricted from sale until such time as their registration becomes effective and the restrictions are lifted.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2009 (Unaudited)

1.         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2009 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$15,547,534
Short-Term Investments	571,384
Total Level 1	$16,118,918

Level 2
Common Stock - Restricted Securities (b)	$1,433,759
Preferred Stock - Restricted Securities (b)	966,860
Warrants (b)	594,382
Total Level 2	$2,995,001

Level 3 (c)	$-

Total Investments	$19,113,919
(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)
Certain securities and warrants are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The sale of such security is restricted until certain regulatory filings are approved.

(c)	There were no Level 3 investments during the period.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2009 (Unaudited)

1.        ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c)        Federal Income Taxes—The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

           As of and during the six-month period ended October 31, 2009, the Fund did not have a liability for any unrecognized tax expenses.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the statement of operations.  During the six-month period ended October 31, 2009, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. Federal tax authorities for tax years before 2006.  The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

d)         Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)         Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)         Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)         Subsequent Events—In accordance with GAAP, management has evaluated subsequent events through December 30, 2009, the date that the financial statements were issued, and determined there were no material subsequent events.

2.         CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the six-month period ended October 31, 2009 were as follows:

	Class A
	Shares	Amount
Sold	198,804	$1,854,364
Reinvested	-	-
Redeemed	(407,451)	(2,748,953)
Net Increase	(208,647)	$(894,589)

Transactions in shares of capital stock for The USX China Fund Class C shares for the six-month period ended October 31, 2009 were as follows:

	Class C
	Shares	Amount
Sold	5,670	$57,770
Reinvested	-	-
Redeemed	(4,168)	(33,894)
Net Increase	1,502	$23,876

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2009 (Unaudited)

2.      CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2009 were as follows:

	Class A
	Shares	Amount
Sold	244,069	$1,763,150
Reinvested	233,384	1,225,268
Redeemed	(807,612)	(7,220,204)
Net Decrease	(330,159)	$(4,231,786)

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2009 were as follows:

	Class C
	Shares	Amount
Sold	7,612	$88,964
Reinvested	18,063	93,385
Redeemed	(71,685)	(500,620)
Net Decrease	(46,010)	$(318,271)

3.         INVESTMENT TRANSACTIONS

For the six-month period ended October 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$14,438,388	$15,450,689

There were no government securities purchased or sold during the period.

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions.  As compensation for the investment advisory services provided to the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund.  For the six-month period ended October 31, 2009, the Adviser earned $95,894 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan).  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.  Pursuant to the Agreement, the Adviser has agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.00% of the Fund's average daily net assets.  For the six-month period ended October 31, 2009, the Adviser waived advisory fees of $72,166.

One trustee of the Fund is also an officer of the Adviser.  Certain officers of the Fund are also employees of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2009 (Unaudited)

4.         ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

For its services, Matrix receives a minimum fee of $6,250 per month, plus out of pocket expenses.  In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets.  For the six-month period ended October 31, 2009, Matrix earned $43,550 including out of pocket expenses, with $6,574 remaining payable at October 31, 2009.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a fee of $18,000 per year, plus out of pocket expenses.  For the six-month period ended October 31, 2009, Matrix earned $9,075 including out of pocket expenses, with $1,575 remaining payable at October 31, 2009.

Certain officers of the Fund are also employees of Matrix.

The Fund and Adviser have entered into a Distribution Agreement with Matrix Capital Group, Inc.  Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Fund.  Matrix serves as underwriter/distributor of the Fund.  Pursuant to the Distribution Agreement, Matrix receives $7,200 per year from the Fund.  Distribution fees paid to Matrix were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act.  Effective April 1, 2009, Matrix has agreed to temporarily waive its distribution fees.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares.  With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders.  Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and July 1, 2005, respectively.  For the six-month period ended October 31, 2009, the Fund accrued $4,608 in 12b-1 expenses attributable to Class C shares.  For the six-month period ended October 31, 2009, the Fund has voluntarily waived $18,023 in 12b-1 expenses attributable to Class A shares.

5.         TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2009 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
The USX China Fund	$20,007,484	$3,560,369	$(4,453,934)	$(893,565)

The difference between book basis unrealized appreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year.  As of April 30, 2009, the Fund’s components of distributable earnings on a tax basis were as follows:

The USX China Fund
Unrealized Depreciation	$(6,502,012)
Capital Loss Carryforwards	(2,967,345)
Post-October Losses	(6,586,413)
Distributable Earnings, Net	$(16,055,770)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2009 (Unaudited)

5.         TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year.  As of April 30, 2009 the Fund elected to defer net capital losses as indicated in the chart below.

	Capital Loss Carryforwards Expiring		Post-October Losses
Fund	2017	Total	Deferred	Utilized
The USX China Fund	$(2,967,345)	$(2,967,345)	$(6,586,413)	$-

6.         DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the Fiscal Year Ended April 30, 2009
Ordinary Income	$-
Short-Term Capital Gains	-
Long-Term Capital Gains	1,550,358

7.         CONCENTRATION OF RISK

The USX China Fund will primarily invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China.  Investing in the companies from one geographic region may pose additional risks inherent to a region's economic and political situation.

8.         BENEFICIAL OWNERSHIP

           The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2009, Sterne, Agee & Leach, Inc. held 36.11% of The USX China Fund Class A shares in an omnibus account for the sole benefit of its customers.  As of October 31, 2009, Sterne, Agee & Leach, Inc. held 52.42% of The USX China Fund Class C shares in an omnibus account for the sole benefit of its customers.

9.         COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
Additional Information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated August 27, 2009 for the Class A and Class C shares were as follows:
The USX China Fund Class A shares, gross of fee waivers or expense reimbursements	3.08%
The USX China Fund Class A shares, after waiver and reimbursement (1)***	2.25%
The USX China Fund Class C shares, gross of fee waivers or expense reimbursements	3.83%
The USX China Fund Class C shares, after waiver and reimbursement (1)***	3.00%

(1) For the six-month period ended October 31, 2009, the Fund has voluntarily waived all fees payable by Class A shareholders under the Fund’s Rule 12b-1 Plan.
*** The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to 2.00% of the average daily net assets of the Fund for the six-month period ended October 31, 2009.  Total Gross Operating Expenses for the six-month period ended October 31, 2009 were 3.19% for the Class A shares and 3.94% for the Class C shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six-month period ended October 31, 2009.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Trust's Board of Trustees unanimously approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) for a one year period ending July 31, 2010 after reviewing and considering such information as the Board deemed reasonably necessary to evaluate the nature and scope of the services to be provided by the Adviser to the Fund; the proposed compensation terms for the Adviser; the Expense Limitation Agreement; the Adviser's history and experience; and the effect growth of assets of the Fund would have on the Fund's advisory fees and expense ratio. To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Advisory Agreement and the Expense Limitation Agreement; a memorandum from the Adviser to the Board including information about the Adviser, its business, its finances, its personnel, its services to the Funds and comparative expense ratio information for other mutual funds with similar strategies as the Fund (the "Advisor Memorandum"); and a memorandum from Kilpatrick Stockton LLP (counsel to the Trust) to the Board regarding considerations relevant to a review of investment advisory contracts by investment company trustees (the “Counsel Memorandum”).

In voting to approve the Advisory Agreement the Board considered, among other things, the factors and issues discussed below.

(i)  The nature, extend and quality of services provided by the Adviser.

Parr Family of Funds	SEMI-ANNUAL REPORT
The USX China Fund
Additional Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution.  The Board also noted that the Trust’s president, secretary, and treasurer are employees of the Adviser, and serve the Trust without additional compensation from the Fund.  After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

(ii)  The investment performance of the Fund and Adviser.

In this regard, the Board compared the performance of the Fund with the performance of benchmark indices, comparable Funds managed by other advisers and comparable peer group indices.  The Board also considered the consistency of the Adviser’s management of the Fund with the Fund’s investment objective and policies.  Following discussion of the short and long-term investment performance of the Fund, the Adviser’s experience in managing the Fund and separate accounts, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Adviser has been satisfactory.

(iii)  The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund.

In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principal of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund, including certain current and past fee waivers and expense reimbursements by the Adviser on behalf of the Fund.  The Board discussed the Fund’s Expense Limitation Agreement with the Adviser, and considered the Adviser’s past fee waivers under the Expense Limitation Agreement.

The Board also considered potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name and the ability for the Adviser to place small accounts into the Fund.  The Board compared the expense caps of the Fund to a peer group of other Funds comparable to the Fund in terms of the type of fund and the nature of the investment strategy and markets invested in, among other factors.  The Board determined that, while the Fund’s expense cap is higher than the other Funds, the expense cap is nonetheless reasonably close to the average expense cap of its peer group, especially when considering that the Fund has the least assets under management of the peer group and invests solely in companies in mainland China. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund are fair and reasonable.

(iv)  The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefits of each Fund’s investors.

In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement.  The Board determined that the Fund has experienced benefits from the Expense Limitation Agreement in prior years.  The Board noted that, while the management fee would remain the same at all asset levels, the Fund will benefit from economies of scale under its agreements with service providers other than the Adviser.  Additionally, the Fund has experienced benefits from the Expense Limitation Agreement and, due to the size of the Fund, the Fund would likely continue to experience benefits from the Expense Limitation Agreement until the Fund grows to a level where the Adviser receives its full fee.  Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangement with the Adviser continues to provide benefits through the Expense Limitation Agreement and that, at the Fund’s current and projected asset levels for the next year, the Fund’s arrangement with the Adviser is fair and reasonable.

Based on their review of the above mentioned factors and discussion of the Advisory Agreement, the Independent Trustees determined that the fees to be paid under the Advisory Agreement were fair and reasonable in light of the services proposed to be provided by the Adviser to the Trust and the Fund.

Parr Family of Funds
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

INVESTMENT ADVISER
Parr Financial Group, LLC
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1524

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, GA  30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds

By Stephen L. Parr	/s/ Stephen L. Parr
President,
Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Stephen L. Parr	/s/ Stephen L. Parr
President
Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Dorothy L. Westmoreland	/s/ Dorothy L. Westmoreland
Treasurer
Date: January 4, 2010